Note 6 - Income Taxes	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
6.	Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands, and is
not
subject to income tax under the current laws of the Cayman Islands.

BVI

BeyondSpring Ltd., BVI Biotech, SEED and SEED Technology are incorporated in the BVI, and are not
subject to income tax under the current laws of the BVI.

U.S.

BeyondSpring US is incorporated in Delaware, the U.S. It is subject to statutory U.S. Federal corporate income tax at a rate of
21%
for the years ended
December 31, 2018
and
2019,
and
35%
for the year ended
December 31, 2017.
BeyondSpring US had
no
taxable income for all years presented and therefore,
no
provisions for income taxes were recorded.

In
December 2017,
the Tax Cuts and Jobs Act (the
“2017
Tax Act”) was enacted. The
2017
Tax Act includes a number of changes to existing U.S. tax laws that impact the Company, most notably a reduction of the U.S. corporate income tax rate from
35%
to
21%
for tax years beginning after
December 31, 2017.

Australia

BeyondSpring Australia incorporated in Australia is subject to corporate income tax at a rate of
30%.
BeyondSpring Australia had
no
taxable income for all years presented and therefore,
no
provision for income taxes is required.

Hong Kong

BeyondSpring HK is in incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is
16.5%
in Hong Kong. BeyondSpring HK had
no
taxable income for all years presented and therefore,
no
provision for income taxes is required.

PRC

Wanchun Shenzhen, Wanchunbulin and Beijing Wanchun are subject to the statutory tax rate of
25%
in accordance with the PRC Enterprise Income Tax Law (“EIT Law”), which was effective since
January 1, 2008.

The components of losses before income taxes are as follows:
	Year Ended December 31,
	2017	2018	2019

Cayman Islands	2,045	3,305	3,843
U.S.	80,008	23,347	17,251
PRC	11,341	6,742	5,586
BVI	2,498	22,979	13,568
Australia	496	1,101	85

Net loss before income taxes	96,388	57,474	40,333

There were
no
provisions for current and deferred income taxes because the Company and all of its subsidiaries were losses making and were at cumulative losses for the years presented.

A reconciliation of the differences between income tax benefits and the amounts computed by applying the U.S. Federal corporate income tax rate of
35%
for the year
2017,
and
21%
for the years of
2018
and
2019
are as follows:

	Year Ended December 31,
	2017	2018	2019

Net loss before income taxes	96,388	57,474	40,333

Expected income tax benefit	33,736	12,069	8,470
Tax rate differential	5,796	(2,121)	(3,425)
Non-deductible expenses	(25,299)	(880)	(5,228)
Research tax credits	-	-	2,360
Deemed disposal gain*	(10,506)	-	-
Impact of U.S. statutory tax rate change	(2,943)	-	-
Non-taxable income	227	75	-
Others	74	(143)	(99)
Change in valuation allowance	(1,085)	(9,000)	(2,078)

Total income tax benefit	-	-	-

*Arose from intragroup transfer of certain intellectual property rights.

Net deferred tax assets as of
December 31, 2018
and
2019
consisted of the following:

	December 31,
	2018	2019
Deferred tax assets:
Net operating loss carryforward	13,403	14,345
Intangible asset	191	69
Deferral of tax deduction of R&D expense	2,891	4,149
Share based compensation	2,754	404
Research tax credits	-	2,360
Lease liability obligation	-	519
Total deferred tax assets	19,239	21,846

Deferred tax liabilities:
Right of use lease assets	-	(529)
Total deferred tax liabilities	-	(529)

Total gross deferred tax assets	19,239	21,317
Less: valuation allowance	(19,239)	(21,317)

Net deferred tax assets	-	-

Valuation allowances have been provided on deferred tax assets where, based on all available evidence, it was considered more likely than not
that some portion or all of the recorded deferred tax assets will not
be realized in future periods. The Company recorded a full valuation allowance against deferred tax assets.

As of
December 31, 2019,
the Company had U.S. and PRC tax loss carryforwards of approximately
$56,914
and
$1,726,
respectively. For losses occurred in the U.S. in years after
December 31, 2017,
the Tax Cuts and Jobs Act included a limitation of the deduction for net operating losses to
80%
of current year taxable income and a provision where such losses can be carried forward indefinitely. Loss carryforwards in
2017
and prior years are
not
limited in their current usage, and can be carried forward for
20
years after the year they were generated. Whereas the PRC unused tax losses can be carryforward for
5
years and
$1,726
will fully expire by
2024
if
not
utilized.

The gross unrecognized tax benefits for the years ended
December 31, 2019,
2018
and
2017
were as follows:

	Year Ended December 31,
	2017	2018	2019

Beginning balance, as of January 1	-	219	827
Additions based on tax positions related to prior tax years	219	608	332
Ending balance, as of December 31	219	827	1,159

As of
December 31, 2019
and
2018,
gross unrecognized tax benefits were
$1,159
and
$827,
respectively,
None
of the unrecognized tax benefits would impact the consolidated income tax rate if ultimately recognized due to full valuation allowances. The amount accrued for interest and penalties related to uncertain tax positions was not
significant for any period presented. The Company does
not
anticipate that the amount of existing unrecognized tax benefits will significantly change within the next
12
months.

The Company’s subsidiaries in the U.S., Australia and PRC filed income tax returns in the U.S., Australia and PRC, respectively. For the entity in the U.S., the tax returns are subject to U.S. federal and state income tax examination by tax authorities for tax years beginning in
2016.
For the entity in Australia, the tax returns are open to examination by Australian Taxation Office for tax years beginning in
2016.
For entities in the PRC, the tax returns for tax years after
2015
are open to examination by the PRC taxing authorities.